Income tax and social contribution (Details 3) R$ in Thousands	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
2024	R$ 895,384
2025	197,399
2026	159,615
2027	1,953,416
Total	3,205,814
Unused tax losses [member]
IfrsStatementLineItems [Line Items]
2024	201,227
2025
2026
2027
Total	201,227
Temporary differences [member]
IfrsStatementLineItems [Line Items]
2024	694,157
2025	197,399
2026	159,615
2027	1,953,416
Total	R$ 3,004,587